Related Party Transactions and Arrangements - Narrative (FY) (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 26, 2020	Apr. 18, 2018	Feb. 22, 2018	Aug. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 29, 2016
Related Party Transaction [Line Items]
Aggregate purchase price of commercial mortgage loans						$ 917,176,000	$ 417,216,000	$ 1,281,158,000	$ 1,321,644,000	$ 1,598,786,000
Commercial mortgage loans, held-for-sale, measured at fair value					$ 77,031,000	77,031,000		67,649,000	112,562,000
Interest expense						5,433,000		11,632,000	$ 16,616,000
Security Benefit Life Insurance Company | Unsecured Debt
Related Party Transaction [Line Items]
Face amount of debt				$ 100,000,000.0
Interest expense					$ 400,000	$ 900,000		200,000
Long-term debt								0
Security Benefit Life Insurance Company | Unsecured Debt | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Interest rate	4.50%			4.50%
Affiliated Entity | Security Benefit Life Insurance Company
Related Party Transaction [Line Items]
Related party transaction, shares owned (in shares)	14,950
Affiliated Entity | CMBS
Related Party Transaction [Line Items]
Aggregate purchase price of commercial mortgage loans			$ 27,800,000
Proceeds from CBMS sold into securitization		$ 23,300,000
Commercial mortgage loans, held-for-sale, measured at fair value								$ 4,500,000
Benefit Street Partners LLC | Affiliated Entity
Related Party Transaction [Line Items]
Monthly asset management fee, percent of equity								0.125%			0.125%
Annual asset management fee, percent of stockholder's equity								1.50%
Subordinated performance fee, percent that total return exceeds per year					6.00%	6.00%		6.00%
Percent of excess total return					15.00%	15.00%		15.00%
Maximum annual subordinated performance fee payable percent of total return					10.00%	10.00%		10.00%
Benefit Street Partners LLC | Fee to Acquire and Originate Real Estate Debt | Affiliated Entity
Related Party Transaction [Line Items]
Transaction rate						0.50%		0.50%